FINANCIAL INSTRUMENTS (Details 4) - Cross currency swap contract [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (33,992)	$ 44,661
Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 0	1,625
Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 0	1,673
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Santander
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 0	1,905
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Oct. 30, 2021
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 2,400	2,692
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 0	2,154
Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank
Starting date of Hedging instrument	Oct. 30, 2021
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 2,673	3,212
Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Banco de Chile
Starting date of Hedging instrument	Apr. 30, 2019
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 1,998	2,104
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Apr. 30, 2023
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 1,922	0
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Apr. 30, 2023
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 1,901	0
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Apr. 30, 2023
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 2,273	0
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Apr. 30, 2023
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 2,104	0
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	BCI
Starting date of Hedging instrument	Nov. 15, 2021
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ 4,019	4,709
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	BCI
Starting date of Hedging instrument	Nov. 15, 2021
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ 4,861	5,695
Itau [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Itau
Starting date of Hedging instrument	Nov. 15, 2023
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ (407)	0
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Santander
Starting date of Hedging instrument	Nov. 15, 2023
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ (685)	0
Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Scotiabank
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ 0	(1,025)
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Santander
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ 0	(448)
Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Deutsche
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ 0	(401)
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Santander
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (4,612)	(5,117)
JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	JP Morgan
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (1,556)	(1,725)
Itau [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Itau
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (1,447)	(1,835)
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	S
Name of the institution	Santander
Starting date of Hedging instrument	Nov. 15, 2016
Maturity date of hedging instrument	Nov. 15, 2026
Net derivative financial liabilities	$ 8,946	10,004
Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (129)	(167)
Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Scotiabank
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (154)	(148)
Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ 414	369
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (6,778)	10,457
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (5,358)	8,928
JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Y
Name of the institution	JP Morgan
Starting date of Hedging instrument	Apr. 10, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (9,435)	0
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Z
Name of the institution	Santander
Starting date of Hedging instrument	Apr. 10, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (10,687)	0
Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Z
Name of the institution	Banco de Chile
Starting date of Hedging instrument	Apr. 10, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (4,135)	0
JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Z
Name of the institution	JP Morgan
Starting date of Hedging instrument	Apr. 10, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (4,290)	0
JpMorgan [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Z
Name of the institution	JP Morgan
Starting date of Hedging instrument	Apr. 10, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (3,962)	0
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	BCI
Starting date of Hedging instrument	May 15, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ (3,116)	0
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	BCI
Starting date of Hedging instrument	May 15, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ (2,744)	0
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	BCI
Starting date of Hedging instrument	May 15, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ (2,893)	0
Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	Banco de Chile
Starting date of Hedging instrument	May 15, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ (2,534)	0
Itau [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	Itau
Starting date of Hedging instrument	May 15, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ (2,581)	0
Net derivative financial liabilities	$ (38,802)	(65,153)
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Santander
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (8,173)	(13,279)
Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Banco de Chile
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (3,640)	(6,491)
MUFG [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	MUFG
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (7,729)	(12,898)
JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (15,392)	(26,033)
HSBC [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	HSBC
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (3,868)	$ (6,452)
US dollars [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	24,453,184
US dollars [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	24,422,642
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	24,167,222
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	21,000,013
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	23,940,993
US dollars [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	21,025,232
US dollars [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	20,714,763
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	20,933,693
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	20,959,872
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	20,520,850
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	20,714,761
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	31,500,021
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	31,497,364
US dollars [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	34,698,415
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	68,322,611
US dollars [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	36,629,274
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	36,059,158
US dollars [Member] | Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	36,059,158
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	128,611,183
US dollars [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,185,224
US dollars [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,277,070
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	201,340,031
US dollars [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,521,750
US dollars [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,537,926
US dollars [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,066,555
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	118,400,504
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	97,971,786
US dollars [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	89,387,460
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	90,274,363
US dollars [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	44,572,044
US dollars [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	44,572,044
US dollars [Member] | JpMorgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	44,559,642
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,724,036
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,709,927
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,762,973
US dollars [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,601,403
US dollars [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,654,189
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	83,767,059
US dollars [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,883,529
US dollars [Member] | MUFG [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	83,767,059
US dollars [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	167,534,118
US dollars [Member] | HSBC [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,883,529
Unidad de Fomento [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,364
Unidad de Fomento [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,364
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,364
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	545,455
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,364
Unidad de Fomento [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	545,455
Unidad de Fomento [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	545,455
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	545,455
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	545,455
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	545,455
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	545,455
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	818,182
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	818,182
Unidad de Fomento [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	818,182
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,636,363
Unidad de Fomento [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	863,636
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	863,636
Unidad de Fomento [Member] | Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	863,636
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,000,000
Unidad de Fomento [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,500,000
Unidad de Fomento [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,000,000
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,000,000
Unidad de Fomento [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | JpMorgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Euro [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	70,588,235
Euro [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	35,294,118
Euro [Member] | MUFG [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	70,588,235
Euro [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	141,176,471
Euro [Member] | HSBC [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	$ 35,294,118